MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 - MARKETABLE SECURITIES

The following table sets forth the Company’s marketable securities for the indicated period:

	December 31,
	2021	2022
Level 2 securities:
U.S government and agency bonds	275	1,494
Corporate bonds*	1,434	7,184
Total	$1,709	$8,678

* Investments in Corporate bonds rated A or higher.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The cost of marketable securities As of December 31, 2022 is $8,822.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the years ended December 31, 2021 and 2022:

	December 31,
	2021	2022
Balance at beginning of the year	$21,652	$1,709
Additions	6,716	10,006
Sale or maturity	(26,784)	(2,918)
Changes in fair value during the year	125	(119)
Balance at end of the year	$1,709	$8,678

As of December 31, 2022, all the Company’s debt securities are due within one year.